Supplemental information on oil and gas producing activities (unaudited) - Future net cash flows (Details) - COP ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Supplemental information on oil and gas producing activities (unaudited)
Future cash inflows		$ 685,716,359	$ 401,980,640	$ 187,210,379
Future costs
Production	[1]	(182,522,131)	(129,109,036)	(85,989,384)
Development		(58,332,264)	(38,451,863)	(28,752,131)
Income taxes		(201,912,509)	(69,053,224)	(13,470,352)
Future net cash flow		242,949,455	165,366,517	58,998,512
10% discount factor		(86,340,334)	(57,009,654)	(18,568,308)
Standardized measure of discounted net cash flows		$ 156,609,121	$ 108,356,863	$ 40,430,204

[1]	Production future costs include the estimated costs related to assets retirement obligations in the amount of $23,234,408; $17,364,520, and $12,545,574 as of December 31, 2022, 2021, and 2020, respectively.